Related Parties - Summary of Aggregate Amounts of AB InBev's Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of joint ventures [line items]
Non-current assets	$ 222,166	$ 213,569	[1]
Current assets	23,960	43,017	[1]
Non-current liabilities	129,695	134,792	[1]
Current liabilities	36,211	40,369	[1]
Result from operations	17,152	12,882		$ 13,904
Profit attributable to equity holders of AB InBev	7,996	1,241		8,273
Jointly controlled entities [member]
Disclosure of joint ventures [line items]
Non-current assets	12	11		2
Current assets	5	5		5
Non-current liabilities	11	9		2
Current liabilities	6	6		5
Result from operations	(3)	(6)		$ (1)
Profit attributable to equity holders of AB InBev	$ (3)	$ (7)

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).